UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—21.17%

Federal Farm Credit Bank
4.280%, due 01/02/08[1]	21,000,000	20,998,158

Federal Home Loan Bank
4.300%, due 01/10/08[2]	80,000,000	79,914,000

4.785%, due 02/18/08[1]	50,000,000	50,000,000

4.885%, due 08/20/08	15,250,000	15,263,957

5.100%, due 09/19/08	23,000,000	23,076,742

4.500%, due 11/05/08	22,500,000	22,500,000

Federal Home Loan Mortgage Corp.
4.270%, due 02/05/08[2]	105,000,000	104,564,104

4.670%, due 03/30/08[1]	10,000,000	9,995,226

4.165%, due 05/12/08[2]	30,000,000	29,541,850

4.300%, due 12/26/08	15,000,000	15,000,000

Federal National Mortgage Association
4.280%, due 02/22/08[2]	80,000,000	79,505,422

US Treasury Bills
3.000%, due 03/20/08[2,3]	28,000,000	27,815,667

3.145%, due 06/12/08[2]	35,000,000	34,501,605

Total US government and agency obligations (cost—$512,676,731)		512,676,731

Bank note—1.03%

Banking-US—1.03%
Bank of America N.A.
4.600%, due 01/02/08[1] (cost—$25,000,000)	25,000,000	25,000,000

Certificates of deposit—20.97%

Banking-non-US—16.22%
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.440%, due 03/14/08	24,000,000	24,000,000

Barclays Bank PLC
5.530%, due 03/14/08	13,000,000	13,000,000

5.200%, due 06/16/08	11,650,000	11,650,000

Calyon N.A., Inc.
4.295%, due 01/02/08[1]	22,000,000	21,998,939

5.325%, due 01/16/08	30,000,000	30,000,000

Deutsche Bank AG
4.370%, due 01/02/08[1]	20,000,000	20,000,000

4.405%, due 01/02/08[1]	30,000,000	30,000,000

Fortis Bank NV-SA
4.850%, due 02/11/08	30,000,000	30,000,000

Lloyds TSB Bank PLC
4.850%, due 01/25/08	30,000,000	30,000,000

Mizuho Corporate Bank Ltd.
4.870%, due 01/07/08	30,000,000	30,000,000

UBS Cashfund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
4.545%, due 01/02/08[1]	27,000,000	26,999,485

5.365%, due 06/02/08	25,000,000	25,000,000

Royal Bank of Scotland
5.160%, due 01/02/08	30,000,000	30,000,054

Societe Generale
4.800%, due 02/07/08	30,000,000	30,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	40,000,000	40,000,000

		392,648,478

Banking-US—4.75%
American Express, Federal Savings Bank
5.200%, due 01/04/08	35,000,000	35,000,000

5.000%, due 01/22/08	25,000,000	25,000,000

Citibank N.A.
4.940%, due 01/22/08	30,000,000	30,000,000

State Street Bank & Trust Co.
5.540%, due 02/04/08	25,000,000	25,000,000

		115,000,000

Total certificates of deposit (cost—$507,648,478)		507,648,478

Commercial paper[2]—20.74%

Asset backed-miscellaneous—3.30%
Old Line Funding Corp.
5.500%, due 01/16/08	10,000,000	9,977,083

Thunderbay Funding
5.900%, due 01/16/08	25,000,000	24,938,542

Windmill Funding Corp.
5.950%, due 01/16/08	20,000,000	19,950,417

Yorktown Capital LLC
5.115%, due 01/07/08	25,000,000	24,978,687

		79,844,729

Asset backed-securities—0.33%
Grampian Funding LLC
5.200%, due 01/11/08	8,000,000	7,988,445

Banking-non-US—1.16%
KBC Financial Products International Ltd.
4.760%, due 01/04/08	28,000,000	27,988,893

Banking-US—8.45%
ING (US) Funding LLC
4.940%, due 01/25/08	30,000,000	29,901,200

Morgan (JP) Chase & Co.
4.830%, due 04/17/08	35,250,000	34,743,957

National Australia Funding (DE), Inc.
4.610%, due 01/02/08	40,000,000	39,994,878

UBS Cashfund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Banking-US—(concluded)
Rabobank USA Financial Corp.
3.990%, due 01/02/08	70,000,000	69,992,242

Societe Generale N.A., Inc.
4.785%, due 02/01/08	30,000,000	29,876,387

		204,508,664

Brokerage—4.25%
Goldman Sachs Group, Inc.
4.000%, due 01/02/08	10,000,000	9,998,889

Lehman Brothers Holdings, Inc.
4.250%, due 01/02/08	70,000,000	69,991,736

Morgan Stanley
4.090%, due 01/02/08[1]	23,000,000	23,000,000

		102,990,625

Consumer products-nondurables—1.24%
Procter & Gamble International Funding SCA
4.740%, due 01/10/08	30,000,000	29,964,450

Finance-noncaptive diversified—1.20%
General Electric Capital Corp.
4.390%, due 08/21/08	30,000,000	29,147,608

Pharmaceuticals—0.81%
Pfizer, Inc.
4.410%, due 05/28/08	20,000,000	19,637,400

Total commercial paper (cost—$502,070,814)		502,070,814

Short-term corporate obligations—11.36%

Asset backed-securities—5.08%
Cullinan Finance Corp.[4]
4.320%, due 01/02/08[1]	20,000,000	19,999,874

5.185%, due 01/10/08[1]	13,000,000	12,999,968

5.320%, due 01/16/08	15,000,000	15,000,000

Dorada Finance, Inc.
4.874%, due 03/25/08[1,4]	45,000,000	45,001,874

K2 (USA) LLC[4]
5.346%, due 06/02/08	15,000,000	14,999,758

5.400%, due 06/16/08	15,000,000	15,000,000

		123,001,474

Banking-non-US—4.71%
Bank of Scotland PLC
5.295%, due 01/02/08[1,4]	60,000,000	60,000,000

BNP Paribas
4.845%, due 02/07/08[1]	10,000,000	10,000,000

UBS Cashfund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
La Caja de Ahorros y Pensiones de Barcelona
5.151%, due 01/23/08[1,4]	20,000,000	20,000,000

Totta Ireland PLC
5.250%, due 01/07/08[1,4]	24,000,000	24,000,000

		114,000,000

Banking-US—0.83%
The Bank of New York Mellon Corp.
5.202%, due 01/14/08[1,4]	20,000,000	20,000,000

Finance-captive automotive—0.74%
Toyota Motor Credit Corp.
4.570%, due 01/02/08[1]	18,000,000	18,000,000

Total short-term corporate obligations (cost—$275,001,474)		275,001,474

Repurchase agreements—23.95%

Repurchase agreement dated 12/31/07 with Deutsche Bank, 4.250% due 01/02/08, collateralized by $257,663,000 Federal Home Loan Bank obligations, zero coupon to 5.500% due 01/09/08 to 06/06/12 and $291,679,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 11/30/09 to 12/11/25; (value—$436,560,750); proceeds: $428,101,056	428,000,000	428,000,000

Repurchase agreement dated 12/31/07 with Lehman Brothers, Inc., 4.250% due 01/02/08, collateralized by $62,539,000 Federal Home Loan Mortgage Corp. obligations, 5.000% due 06/11/09 and $90,975,000 Federal National Mortgage Association obligations, zero coupon due 07/15/08; (value—$153,002,968); proceeds: $150,035,417	150,000,000	150,000,000

Repurchase agreement dated 12/31/07 with State Street Bank & Trust Co., 0.850% due 01/02/08, collateralized by $1,457,612 US Treasury Bonds, 8.125% due 08/15/19; (value—$2,000,644); proceeds: $1,961,093	1,961,000	1,961,000

Total repurchase agreements (cost—$579,961,000)		579,961,000

	Number of
	shares

Investments of cash collateral from securities loaned—1.17%

Money market funds[5]—1.17%
DWS Money Market Series,
4.866%	37	37

UBS Private Money Market Fund LLC,[6] 4.778%	28,384,963	28,384,963

Total money market funds and investments of cash collateral from securities loaned (cost—$28,385,000)		28,385,000

Total investments (cost—$2,430,743,497 which approximates cost for federal income tax purposes)[7,8]—100.39%		2,430,743,497

Liabilities in excess of other assets—(0.39)%		(9,476,698)

Net assets (applicable to 2,421,416,280 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		2,421,266,799

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2007 and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Security, or portion thereof, was on loan at December 31, 2007.

UBS Cashfund Inc.
Schedule of investments – December 31, 2007 (unaudited)

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.20% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Rates shown reflect yield at December 31, 2007.

6	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended December 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	03/31/07 ($)	12/31/07 ($)	12/31/07 ($)	12/31/07 ($)	12/31/07($)

UBS Private Money Market Fund LLC	1	600,398,878	572,013,916	28,384,963	41,891

7	Includes $27,808,900 of investments in securities on loan, at value.

8	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost appromiates market value.

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	77.3

France	5.9

United Kingdom	5.9

Japan	3.0

Belgium	2.4

Germany	2.1

Spain	1.8

Sweden	1.6

Total	100.0

Weighted average maturity — 44 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 29, 2008